Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Additional Information (Detail) $ in Millions, $ in Millions			12 Months Ended
	Aug. 22, 2023 USD ($)	Nov. 08, 2022 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2025 CAD ($)
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Lease Commitments			$ 80	$ 128
Reversal of loss contingency accrual provision			1,190
Reversal of loss contingency accrual provision after tax			875
Litigation settlement pre-judgment interest	5.26%
Litigation settlement post-judgment interest	4.74%
Litigation settlement, amount awarded to other party	$ 483	$ 564
Reversal of legal provision accrual non-interest expenses			594
Reversal of legal provision accrual interest expenses			$ 596